Long-Term Debt - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended		0 Months Ended			0 Months Ended		16 Months Ended	6 Months Ended			15 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013 $225,000 Senior Secured Credit Facility (iv)	Sep. 30, 2013 $225,000 Senior Secured Credit Facility (iv)	Mar. 27, 2013 $350,000 Credit Facility (ii)	May 23, 2012 $350,000 Credit Facility (ii)	Mar. 31, 2013 $350,000 Credit Facility (ii)	May 23, 2012 $25,000 Credit Facility (iii)	May 23, 2012 $370,000 Term Loan	Jun. 30, 2014 $350,000 Term Loan	Jun. 30, 2014 Long-Term Debt	Jun. 30, 2013 Long-Term Debt	Sep. 30, 2013 $225,000 Senior Secured Credit Facility original borrowing capacity	Jun. 30, 2014 $350,000 Credit Facility (ii) $54,000 Drawn Down Portion	Mar. 27, 2013 $350,000 Credit Facility (ii) $54,000 Drawn Down Portion
Debt Instrument
Line of credit facility, maximum borrowing capacity			$ 225,000				$ 350,000						$ 200,000
Debt variable rate basis			LIBOR
Commitment fees			1.00%
Balloon payment due in March 2018															27,000
$225,000 Senior Secured Credit Facility Tranche A			75,000		54,000
Cancellation of undrawn tranche							1,420
Number of installments				20		9		9	6						20
Quarterly periodic repayments						7,855		1,000	12,975					1,350
Weighted average interest rate											2.79%
Interest expense on long term debt	9,457	7,357									8,196	7,077
$225,000 Senior Secured Credit Facility Tranche B			150,000
Hyundai Prestige, Hyundai Privilege and Hyundai Platinum containership capacity	5,000
Credit Facility converted to Term Loan										$ 350,000